Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands		9 Months Ended
	Jun. 28, 2018 USD ($)	Sep. 30, 2018 USD ($) FinancialInstitution	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) FinancialInstitution	Dec. 31, 2016 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents		$ 4,397		$ 8,889
Restricted cash		345		1,550
Restricted cash, non-current		500		600
Total		5,242	$ 10,898	11,039	$ 15,908
Minimum liquidity requirements, restricted		500		500
Dry-docking reserve account		295		100
Restricted deposits pledged as collateral		50		50
Minimum liquidity requirements		5,500
Deposit made under sale and leaseback agreement	$ 1,325	$ 1,325	$ 0
Restricted deposits				$ 1,500
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution		1		1